Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - INVESTOR C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	992
Expense Example, No Redemption, 10 Years	$ 1,967